Maintenance Expenses - Summary of Maintenance Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Aviation repair and maintenance charges	¥ 7,890	¥ 9,101	¥ 8,565
Staff payroll and welfare	2,994	2,875	2,976
Maintenance materials	1,278	1,399	1,516
Maintenance expenses	¥ 12,162	¥ 13,375	¥ 13,057